Note 18 - Commitments	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Disclosure of commitments [text block]
18.	Commitments

In order to maintain the existing site of mining and exploration licenses, the Company is required to pay annual license fees. The Company has not
paid certain of its annual license fees since
October 2014
with exception of Buckreef mining licenses. As at
August 31, 2018
an accrual of
$260,000
(
August 31, 2017 -
$817,000
) has been recorded relating to unpaid license fees. Note that these licenses remain in good standing until a letter of demand is received from Ministry of Energy and Minerals requesting payment of any unpaid license fees plus
50%
penalty, and the Company fails to respond within
30
days. The Company has
not
received a letter of demand. The potential penalty relating to unpaid license fees is approximately
$125,000
(
August 31, 2017 -
$404,000
). The Company has recorded an accrual for all valid and active mining licenses.